Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Recurring:
Cash and cash equivalents and restricted cash	$ 298,898	$ 219,126
Other:
Long-term debt	(2,436,023)	(2,368,976)
Interest Rate Swaps [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(216,488)
Cross currency swaps agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(120,503)
Foreign currency forward contracts [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(11,268)
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents and restricted cash	298,898	219,126
Carrying Amount [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(855,255)	(487,097)
Carrying Amount [Member] | Level 3 [Member] | Recurring [Member] | Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	(21,448)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swaps [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(216,488)	(141,143)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swaps agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(120,503)	(25,433)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(11,268)	(842)
Carrying Amount [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment		17,250
Carrying Amount [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	(1,580,768)	(1,881,879)
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents and restricted cash	298,898	219,126
Fair Value [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(825,628)	(496,609)
Fair Value [Member] | Level 3 [Member] | Recurring [Member] | Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	(21,448)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swaps [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(216,488)	(141,143)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swaps agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(120,503)	(25,433)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(11,268)	(842)
Fair Value [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment		17,250
Fair Value [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	$ (1,574,649)	$ (1,835,218)